Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Intangible assets subject to amortization:
Gross carrying amount		¥ 3,304,950	¥ 3,193,199
Accumulated amortization		2,403,447	2,197,572
Net carrying amount		901,503	995,627
Intangible assets not subject to amortization:
Net carrying amount, Other	[1]	25,693	15,492
Total intangible assets, Net carrying amount		927,196	1,011,119
Mortgage Servicing Rights [Member]
Intangible assets not subject to amortization:
Net carrying amount, Other		17,431	7,268
Software [Member]
Intangible assets subject to amortization:
Gross carrying amount		2,703,413	2,585,161
Accumulated amortization		2,029,775	1,852,333
Net carrying amount		673,638	732,828
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Gross carrying amount		126,796	128,679
Accumulated amortization		88,643	83,382
Net carrying amount		38,153	45,297
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross carrying amount		387,936	391,832
Accumulated amortization		246,526	227,079
Net carrying amount		141,410	164,753
Trade Names [Member]
Intangible assets subject to amortization:
Gross carrying amount		77,204	77,821
Accumulated amortization		34,283	30,801
Net carrying amount		42,921	47,020
Other [Member]
Intangible assets subject to amortization:
Gross carrying amount		9,601	9,706
Accumulated amortization		4,220	3,977
Net carrying amount		¥ 5,381	¥ 5,729

[1]	Intangible assets not subject to amortization includes ¥7,268 million and ¥17,431 million of mortgage servicing rights accounted for at fair value at March 31, 2018 and 2019, respectively.